Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Share-Based Compensation [Abstract]
Schedule Of Stock Options Awarded Under The Option Plans

Information regarding stock options awarded under the option plans is as follows:

	FY2011		FY2010		FY2009
		Estimated		Estimated		Estimated
		Weighted		Weighted		Weighted
	Shares	Avg. Price	Shares Avg. Price		Shares	Avg. Price

October 1,	761,931	$35.15	891,826	$33.63	1,139,201	$30.40
Granted	—	—	2,000	$32.55	129,300	$37.42
Exercised	(104,912)	$13.18	(73,765)	$12.03	(336,876)	$22.85
Cancelled	(221,965)	$44.67	(58,130)	$41.17	(39,799)	$45.03

September 30,	435,054	$35.58	761,931	$35.15	891,826	$33.63
At September 30,
Reserved for future grant	1,115,776		949,062		935,345
Exercisable	397,073	$35.42	677,538	$34.88	683,192	$31.61

Schedule Of Information Regarding Stock Options Outstanding

	Options Outstanding
		Weighted-
		Average	Weighted
	Number	Remaining	Average
Range of	Outstanding at	Contractual	Exercise
Exercise Prices	Sept. 30, 2011	Life	Price

$12.64- $27.44	108,372	0.88 years	$14.86
$32.55- $37.98	126,950	1.92 years	$37.25
$44.30- $45.81	199,732	0.02 years	$45.77

	435,054	0.79 years	$35.58

	Exercisable Options Outstanding
		Weighted
	Number	Average
Range of	Exercisable at	Exercise
Exercise Prices	Sept. 30, 2011	Price

$12.64- $27.44	108,105	$14.83
$32.55 - $37.98	89,236	$37.20
$44.30 - $45.81	199,732	$45.77

	397,073	$35.42

Schedule Of Outstanding Restricted Share Awards

		Weighted
	Shares Avg. Price

Nonvested at October 1, 2010	304,176	$38.95
Granted	248,262	$29.40
Vested	(51,530)	$45.66
Cancelled	(14,000)	$37.65

Nonvested at September 30, 2011	486,908	$33.41